Note 7 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Rental expense	$ 775	$ 562
Depreciation expense on right-of-use assets	506	373
Interest expense on lease liabilities	43	49
Total finance lease cost	$ 549	$ 422